May 31, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Strategy Series, Inc.
                  RiverSource Equity Value Fund
                  RiverSource Small Cap Advantage Fund
                  RiverSource Small Cap Growth Fund
           Post-Effective Amendment No. 52
           File Nos. 2-89288/811-3956
           Accession Number: 0000820027-06-000821

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on May 24, 2006.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,


 /s/ Christopher O. Petersen
 ---------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.